PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2026	2025

At cost:
Leasehold improvement	$572,153	$576,573
Furniture and fixtures	51,975	52,376
Office equipment	8,655	5,447
Plant & machinery	3,011,415	2,958,295
Moulds	510,038	505,530
Sub-total	4,154,236	4,098,221
Less: accumulated depreciation	(3,923,541)	(3,881,698)
Total	$230,695	$216,523

Depreciation expenses recognized for the years ended March 31, 2026, 2025 and 2024 were $71,932, $88,264 and $83,884, respectively. Purchase of property, plant and equipment for the years ended March 31, 2026, 2025 and 2024 were $87,837, $119,425 and $70,863, respectively. There was no disposal of property, plant and equipment for the years ended March 31, 2026, 2025 and 2024. No impairment loss was recognized for the years ended March 31, 2026, 2025 and 2024.